Condensed Consolidating Financial Information - Additional Information (Detail) (VERSO PAPER HOLDINGS LLC)	Mar. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership interest in subsidiary	100.00%	100.00%
11.75% Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Stated interest rate	11.75%	11.75%
Debt Instrument Maturity Year	2019	2019
11.75% Secured Notes
Condensed Financial Statements, Captions [Line Items]
Stated interest rate	11.75%
Debt Instrument Maturity Year	2019	2019
8.75% Second Priority Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Stated interest rate	8.75%	8.75%
Debt Instrument Maturity Year	2019	2019
11.38% Senior Subordinated Notes
Condensed Financial Statements, Captions [Line Items]
Stated interest rate	11.38%	11.38%
Debt Instrument Maturity Year	2016	2016
Second Priority Senior Secured Floating Rate Notes
Condensed Financial Statements, Captions [Line Items]
Debt Instrument Maturity Year	2014	2014